Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Deferred tax assets:
Net operating loss carryforwards		$ 1,110
Inventories	1,920	1,412
Alternative minimum tax credits		225
Deferred revenue	71	56
Accrued bonus	2,907
Deferred rent	9,000	6,093
Other	381	342
Deferred tax assets	14,279	9,238	7,419
Deferred tax liabilities:
Property and equipment	(10,404)	(5,098)
Other	(318)	(527)
Deferred tax liabilities	(10,722)	(5,625)
Deferred Tax Assets, Net, Total	$ 3,557	$ 3,613